Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Relationship with Material Related Parties

As of December 31, 2024, the name and relationship with material related parties are as follows:

Related Party	Relationship with the Company
Maya	Equity method investee of the Company
Beijing Huaxianglianxin Technology Company	Equity method investee of the Company

Schedule of Related Party Transactions	During the years ended December 31, 2022, 2023 and 2024, other than disclosed elsewhere, the Company had the following material related party transactions:
	Years ended December 31,
(In thousands)	2022	2023	2024
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Maya	6,202	10,770	5,863
Beijing Huaxianglianxin Technology Company	334	36	16
Purchase of data connectivity service:
Maya	4	2	—
Beijing Huaxianglianxin Technology Company	6	—	—

Schedule of Related Parties Balances	The Company had the following related parties balances as December 31, 2023 and December 31, 2024:
(In thousands)	December 31, 2023	December 31, 2024
Deposits received from related parties:
Maya	1,055	49
Contract liability:
Maya	175	—
Amounts payable to related parties:
Beijing Huaxianglianxin Technology Company	20	—
Amounts receivable from related parties:
Maya	2,943	1,969
Beijing Huaxianglianxin Technology Company	2	2